SCHEDULE OF ACCRUED EXPENSES (Details) - USD ($)		Jun. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued interest		$ 144,440	$ 133,215
Accrued operating expenses	[1]	748,443	296,156
Total		$ 892,883	$ 429,371

[1]	Accrued operating expenses are mainly due to unbilled transactions from vendors related to the operations under the current Kruh Block Joint Operation Partnership with Pertamina, the Indonesian state-owned oil and gas company (“Pertamina”), which runs until May 2030 (the “KSO”).